UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Strategic Partners Equity Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Lori E. Bostrom
Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-1495

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

JUNE 30, 2004

STRATEGIC PARTNERS

EQUITY FUND, INC.

FUND TYPE

Large capitalization stock

OBJECTIVE

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

Dear Shareholder,

August 16, 2004

We hope that you find the semiannual report for the Strategic Partners Equity Fund informative and useful. As a Strategic Partners mutual fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

Strategic Partners mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners mutual funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Equity Fund, Inc.

Strategic Partners Equity Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Strategic Partners Equity Fund, Inc. (the Fund) is long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 6/30/04
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Class A	2.38%	20.25%	–7.15%	134.49%	301.48%
Class B	2.08	19.43	–10.52	117.58	1,231.71
Class C	2.08	19.43	–10.51	N/A	108.60
Class Z	2.52	20.58	–6.00	N/A	66.89
S&P 500 Index[3]	3.44	19.10	–10.53	205.68	***
Russell 1000 Index[4]	3.33	19.48	–7.97	206.00	****
Lipper Large-Cap Core Funds Avg.[5]	2.03	16.13	–14.86	154.40	*****

Average Annual Total Returns[1] as of 6/30/04
		One Year	Five Years	Ten Years	Since Inception[2]
Class A		13.64%	–2.58%	8.28%	9.67%
Class B		14.43	–2.34	8.08	12.31
Class C		18.43	–2.20	N/A	7.70
Class Z		20.58	–1.23	N/A	6.34
S&P 500 Index[3]		19.10	–2.20	11.82	***
Russell 1000 Index[4]		19.48	–1.65	11.83	****
Lipper Large-Cap Core Funds Avg.[5]		16.13	–3.35	9.58	*****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5%, and 1%, respectively. Class Z shares are not subject to a sales charge.

2	Visit our website at www.strategicpartners.com

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception dates: Class A, 1/22/90; Class B, 3/15/82; Class C, 8/1/94; and Class Z, 3/1/96.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed.

4The Russell 1000 Index is an unmanaged index that consists of the 1,000 largest securities in the Russell 3000 Index.

5The Lipper Large-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Core Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Within the Lipper Average, large-cap core funds have more latitude with respect to the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Russell 1000 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***S&P 500 Index Closest Month-End to Inception cumulative total returns are 373.70% for Class A; 1,805.21% for Class B; 195.97% for Class C; and 103.10% for Class Z. S&P 500 Index Closest Month-End to Inception average annual total returns are 11.39% for Class A, 14.16% for Class B, 11.56% for Class C, and 8.87% for Class Z.

****Russell 1000 Index Closest Month-End to Inception cumulative total returns are 383.14% for Class A; 1,747.66% for Class B; 196.33% for Class C; and 102.83% for Class Z. Russell 1000 Index Closest Month-End to Inception average annual total returns are 11.55% for Class A, 14.01% for Class B, 11.58% for Class C, and 8.86% for Class Z.

*****Lipper Average Closest Month-End to Inception cumulative total returns are 305.82% for Class A; 1,268.09% for Class B; 147.06% for Class C; and 76.49% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 9.97% for Class A, 12.09% for Class B, 9.35% for Class C, and 6.87% for Class Z.

Strategic Partners Equity Fund, Inc.	3

Your Fund’s Performance (Continued)

Five Largest Holdings expressed as a percentage of net assets as of 6/30/04
Microsoft Corp./Software	2.8%
Pfizer, Inc./Pharmaceuticals	2.6
Intel Corp./Semiconductor Equipment & Products	2.3
American International Group, Inc./Insurance	2.0
Citigroup, Inc./Diversified Financial Services	1.9

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 6/30/04
Pharmaceuticals	9.9%
Oil & Gas	6.4
Software	5.6
Commercial Banks	5.2
Semiconductors & Semiconductors Equipment	5.2

Industry weightings are subject to change.

4	Visit our website at www.strategicpartners.com

Portfolio of Investments

as of June 30, 2004 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS

Aerospace & Defense 2.5%
243,104	Boeing Co.	$12,420,183
10,502	General Dynamics Corp.	1,042,849
177,919	Honeywell International, Inc.	6,517,173
318,393	Lockheed Martin Corp.	16,581,907
25,750	Northrop Grumman Corp.	1,382,775
148,500	Raytheon Co.	5,311,845
44,775	United Technologies Corp.	4,096,017

		47,352,749

Air Freight & Couriers 0.2%
3,476	FedEx Corp.	283,955
37,613	United Parcel Service, Inc. (Class B)	2,827,369

		3,111,324

Automobiles 0.2%
32,979	Ford Motor Co.	516,121
19,830	General Motors Corp.	923,880
32,116	Harley-Davidson, Inc.	1,989,265

		3,429,266

Beverages 1.3%
48,390	Anheuser-Busch Companies, Inc.	2,613,060
83,874	Coca-Cola Co.	4,233,959
47,907	Pepsi Bottling Group, Inc.	1,463,080
291,969	PepsiCo, Inc.	15,731,290

		24,041,389

Biotechnology 2.4%
402,027	Amgen, Inc.(a)	21,938,613
5,389	Biogen Idec, Inc.(a)	340,854
175,700	Gilead Sciences, Inc.(a)	11,771,900
16,818	ILEX Oncology, Inc.(a)	420,282
342,500	MedImmune, Inc.(a)	8,014,500
46,200	OSI Pharmaceuticals, Inc.(a)	3,254,328

		45,740,477

Building Products 0.3%
141,000	American Standard Cos., Inc.(a)	5,683,710
12,636	Masco Corp.	393,990

		6,077,700

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	5

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Capital Markets 2.0%
214,198	Goldman Sachs Group, Inc.(b)	$20,168,884
11,027	Lehman Brothers Holdings, Inc.	829,782
318,232	Merrill Lynch & Co., Inc.	17,178,163

		38,176,829

Chemicals 0.3%
12,259	Air Products & Chemicals, Inc.	642,985
31,945	Dow Chemical Co.	1,300,161
34,892	E.I. du Pont de Nemours & Co.	1,549,903
7,787	Ecolab, Inc.	246,848
6,448	Monsanto Co.	248,248
5,578	PPG Industries, Inc.	348,569
26,404	Praxair, Inc.	1,053,784
11,316	Rohm & Haas Co.	470,519

		5,861,017

Commercial Banks 5.2%
327,754	Bank of America Corp.	27,734,544
121,100	Bank of New York Co., Inc.	3,570,028
539,332	Bank One Corp.	27,505,932
65,000	Comerica, Inc.	3,567,200
73,600	Fifth Third Bancorp	3,958,208
45,804	Mellon Financial Corp.	1,343,431
17,007	North Fork Bancorporation, Inc.	647,116
22,946	SouthTrust Corp.	890,534
186,774	US Bancorp	5,147,492
139,941	Wachovia Corp.	6,227,375
44,550	Washington Mutual, Inc.	1,721,412
266,767	Wells Fargo & Co.	15,267,075

		97,580,347

Commercial Services & Supplies 1.3%
115,000	Apollo Group, Inc. (Class A)(a)	10,153,350
6,089	Automatic Data Processing, Inc.	255,007
77,832	Avery Dennison Corp.	4,982,026
51,031	Cendant Corp.	1,249,239
10,314	Certegy, Inc.	400,183
42,354	Corinthian Colleges, Inc.(a)	1,047,838
51,529	First Data Corp.	2,294,071
23,844	Fiserv, Inc.(a)	927,293
120,516	Waste Management, Inc.	3,693,816

		25,002,823

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Communications Equipment 2.9%
2,187,900	ADC Telecommunications, Inc.(a)	$6,213,636
50,591	Avaya, Inc.(a)	798,832
1,420,239	Cisco Systems, Inc.(a)(b)	33,659,664
69,324	Corning, Inc.(a)	905,371
103,462	Motorola, Inc.	1,888,182
8,642	Nokia Corp. ADR (Finland)	125,655
1,695,100	Nortel Networks Corp. (Canada)(a)	8,458,549
25,003	QUALCOMM, Inc.	1,824,719

		53,874,608

Computers & Peripherals 3.2%
332,764	Dell, Inc.(a)	11,919,606
130,156	EMC Corp.(a)	1,483,778
370,087	Hewlett-Packard Co.	7,808,836
383,193	IBM Corp.	33,778,463
40,017	Lexmark International, Inc.(a)	3,862,841
118,073	Sun Microsystems, Inc.(a)	512,437

		59,365,961

Consumer Finance 1.6%
546,773	American Express Co.	28,093,197
42,112	SLM Corp.	1,703,430

		29,796,627

Containers & Packaging 1.2%
12,415	Pactiv Corp.(a)	309,630
140,200	Smurfit-Stone Container Corp.(a)	2,796,990
280,300	Temple-Inland, Inc.	19,410,775

		22,517,395

Diversified Financial Services 4.3%
31,416	Capital One Financial Corp.	2,148,226
775,762	Citigroup, Inc.	36,072,933
70,106	Fannie Mae	5,002,764
96,598	Freddie Mac	6,114,653
166,436	JP Morgan Chase & Co.	6,452,724
250,463	MBNA Corp.	6,459,441
54,888	Morgan Stanley	2,896,440
335,427	Principal Financial Group, Inc.	11,666,151
76,011	State Street Corp.	3,727,579

		80,540,911

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Diversified Telecommunication Services 0.5%
66,765	BellSouth Corp.	$1,750,578
20,921	Qwest Communications International, Inc.(a)	75,106
125,583	SBC Communications, Inc.	3,045,388
56,088	Sprint Corp. (FON Group)	987,149
107,342	Verizon Communications, Inc.	3,884,707

		9,742,928

Electric Utilities 1.7%
7,734	Ameren Corp.	332,253
20,019	American Electric Power Co., Inc.	640,608
9,565	Consolidated Edison, Inc.	380,304
16,651	Dominion Resources, Inc.	1,050,345
7,058	DTE Energy Co.	286,131
12,852	Entergy Corp.	719,841
331,246	Exelon Corp.	11,027,179
386,201	FirstEnergy Corp.	14,447,779
8,523	FPL Group, Inc.	545,046
5,514	Progress Energy, Inc.	242,892
5,389	Public Service Enterprise Group, Inc.	215,722
33,868	Southern Co.	987,252
25,629	The AES Corp.(a)	254,496
17,190	TXU Corp.	696,367

		31,826,215

Electrical Equipment 0.1%
7,571	Emerson Electric Co.	481,137
18,701	Molex, Inc. (Class A)	510,163

		991,300

Electronic Equipment & Instruments 1.0%
588,378	Agilent Technologies, Inc.(a)	17,227,708
22,208	Solectron Corp.(a)	143,686

		17,371,394

Energy Equipment & Services 2.8%
455,500	BJ Services Co.(a)	20,880,120
175,800	ENSCO International, Inc.	5,115,780
134,300	GlobalSantaFe Corp.	3,558,950
47,582	Halliburton Co.	1,439,831
209,558	Schlumberger Ltd.	13,309,029
185,500	Weatherford International Ltd.(a)	8,343,790

		52,647,500

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Food & Staples Retailing 2.4%
266,000	Costco Wholesale Corp.	$15,018,272
39,122	Safeway, Inc.(a)	991,352
27,051	SYSCO Corp.	970,319
503,315	The Kroger Co.(a)	9,160,333
22,390	Walgreen Co.	810,742
182,400	Whole Foods Market, Inc.(b)	17,410,080

		44,361,098

Food Products 0.5%
26,108	H.J. Heinz Co.	1,023,434
20,530	Hershey Foods Corp.	949,923
154,883	Kellogg Co.	6,481,853
33,679	Sara Lee Corp.	774,280
15,897	Wm. Wrigley Jr. Co.	1,002,306

		10,231,796

Gas Utilities 0.5%
596,700	El Paso Corp.	4,701,996
2,956	KeySpan Corp.	108,485
7,307	Kinder Morgan, Inc.	433,232
210,000	NiSource, Inc.	4,330,200
12,271	Sempra Energy	422,491

		9,996,404

Healthcare Equipment & Supplies 1.5%
37,721	Boston Scientific Corp.(a)	1,614,459
82,300	Fisher Scientific International, Inc.(a)	4,752,825
184,661	Guidant Corp.	10,318,857
188,170	Medtronic, Inc.	9,167,642
8,126	Smith & Nephew PLC ADR (United Kingdom)	449,124
16,974	Zimmer Holdings, Inc.(a)	1,497,107

		27,800,014

Healthcare Providers & Services 1.4%
54,400	Anthem, Inc.(a)	4,872,064
29,638	Cardinal Health, Inc.	2,076,142
444,700	Caremark Rx, Inc.(a)(b)	14,648,418
20,207	HCA, Inc.	840,409
4,042	Quest Diagnostics, Inc.	343,368
45,096	UnitedHealth Group, Inc.	2,807,226
17,100	Wellcare Group, Inc.(a)	290,700
6,062	WellPoint Health Networks, Inc.(a)	679,005

		26,557,332

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	9

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Hotels Restaurants & Leisure 1.9%
275,000	Brinker International, Inc.(a)(b)	$9,383,000
25,866	Carnival Corp.	1,215,702
11,505	Darden Restaurants, Inc.	236,428
13,795	International Game Technology, Inc.	532,487
9,861	Marriott International, Inc. (Class A)	491,866
176,595	McDonald’s Corp.	4,591,470
239,100	Starbucks Corp.(a)(b)	10,396,068
232,100	Wendy’s International, Inc.	8,086,364

		34,933,385

Household Durables 0.4%
3,601	Black & Decker Corp.	223,730
4,724	Centex Corp.	216,123
5,954	Fortune Brands, Inc.	449,110
1,988	KB HOME	136,437
7,976	Leggett & Platt, Inc.	213,039
3,654	Maytag Corp.	89,560
226,048	Newell Rubbermaid, Inc.	5,312,128
4,580	Pulte Homes, Inc.	238,297
2,771	Snap-on, Inc.	92,967
3,828	Stanley Works	174,480
2,794	Whirlpool Corp.	191,668

		7,337,539

Household Products 1.7%
26,297	Clorox Co.	1,414,253
42,570	Colgate-Palmolive Co.	2,488,216
168,013	Kimberly-Clark Corp.	11,068,696
294,054	Procter & Gamble Co.	16,008,300

		30,979,465

Industrial Conglomerates 3.5%
43,298	3M Co.	3,897,253
1,083,700	General Electric Co.	35,111,880
789,229	Tyco International Ltd. (Bermuda)	26,155,049

		65,164,182

Insurance 3.7%
38,583	ACE Ltd.	1,631,289
21,931	AFLAC, Inc.	895,004
63,533	Allstate Corp.	2,957,461

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

517,820	American International Group, Inc.	$36,910,210
47	Berkshire Hathaway, Inc. (Class A)(a)	4,180,650
84,538	Chubb Corp.	5,763,801
23,521	Hartford Financial Services Group, Inc.	1,616,833
227,200	Loews Corp.	13,622,912
51,155	MetLife, Inc.	1,833,907

		69,412,067

Internet & Catalog Retail 2.0%
232,926	eBay, Inc.(a)(b)	21,417,546
501,649	InterActiveCorp(a)(b)	15,119,701

		36,537,247

Internet Software & Services 1.6%
829,048	Yahoo!, Inc.(a)(b)	30,119,314

IT Consulting & Services 0.4%
16,202	Affiliated Computer Services, Inc. (Class A)(a)	857,734
186,846	Paychex, Inc.	6,330,342

		7,188,076

Leisure Equipment & Products 0.2%
207,737	Mattel, Inc.	3,791,200

Machinery 0.7%
18,904	Caterpillar, Inc.	1,501,734
60,906	Danaher Corp.	3,157,976
19,197	Deere & Co.	1,346,477
21,871	Dover Corp.	920,769
16,005	Eaton Corp.	1,036,164
11,584	Illinois Tool Works, Inc.	1,110,790
6,501	Ingersoll-Rand Co. (Class A) (Bermuda)	444,083
85,800	Navistar International Corp.(a)	3,325,608
20,325	PACCAR, Inc.	1,178,647

		14,022,248

Media 3.4%
31,066	Clear Channel Communications, Inc.	1,147,889
218,064	Comcast Corp. (Class A)(a)	6,112,334
116,656	Comcast Corp. (Special Class A)(a)	3,220,872
9,174	Gannett Co., Inc.	778,414
471,215	Liberty Media Corp. (Class A)(a)	4,236,223
23,560	Liberty Media International, Inc. (Class A)(a)	874,076

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	11

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

6,116	McGraw-Hill Cos., Inc.	$468,302
10,265	New York Times Co. (Class A)	458,948
13,741	Omnicom Group, Inc.	1,042,804
524,155	The DIRECTV Group, Inc.(a)	8,963,051
117,400	The News Corp. Ltd. ADR (Australia)	3,860,112
174,053	Time Warner, Inc.(a)	3,059,852
14,010	Tribune Co.	638,015
429,200	Univision Communications, Inc. (Class A)(a)(b)	13,704,356
376,556	Viacom, Inc. (Class B)	13,450,580
55,746	Walt Disney Co.	1,420,966

		63,436,794

Metals & Mining 4.5%
656,122	Alcoa, Inc.	21,671,710
736,700	Alumina Ltd. ADR (Australia)	11,013,665
171,914	Barrick Gold Corp.	3,395,302
401,500	Companhia Vale do Rio Doce ADR (Brazil)(b)	19,091,325
556,376	Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)	18,443,864
263,409	Newmont Mining Corp.(b)	10,209,733
9,969	Phelps Dodge Corp.	772,697

		84,598,296

Multi-line Retail 1.5%
44,983	Family Dollar Stores, Inc.	1,368,383
11,447	Federated Department Stores, Inc.	562,048
16,330	Kohl’s Corp.(a)	690,432
4,134	Sears, Roebuck & Co.	156,100
342,601	Target Corp.	14,550,265
198,907	Wal-Mart Stores, Inc.(d)	10,494,333

		27,821,561

Multi-Utilities 0.1%
12,745	Constellation Energy Group, Inc.	483,036
39,229	Duke Energy Co.	795,956
24,653	PG&E Corp.(a)	688,805
10,542	PPL Corp.	483,878

		2,451,675

Office Electronics 0.5%
709,800	Xerox Corp.(a)(b)	10,292,100

Oil & Gas 6.4%
269,950	Apache Corp.	11,756,323

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

33,140	Burlington Resources, Inc.	$1,199,005
88,613	ChevronTexaco Corp.	8,339,369
24,949	ConocoPhillips	1,903,359
22,615	Devon Energy Corp.	1,492,590
597,755	Exxon Mobil Corp.(d)	26,546,300
153,300	Kerr-McGee Corp.	8,242,941
264,900	Nexen, Inc. (Canada)	10,336,398
22,902	Occidental Petroleum Corp.	1,108,686
758,500	Suncor Energy, Inc.	19,240,414
297,600	Total SA ADR (France)	28,593,408
18,995	Unocal Corp.	721,810

		119,480,603

Paper & Forest Products 0.4%
165,127	International Paper Co.	7,381,177
11,747	Weyerhaeuser Co.	741,471

		8,122,648

Personal Products 1.1%
286,100	Avon Products, Inc.(b)	13,200,654
113,800	Estee Lauder Cos., Inc. (Class A)	5,551,164
20,881	Gillette Co.	885,354

		19,637,172

Pharmaceuticals 9.9%
80,830	Abbott Laboratories	3,294,631
134,800	Allergan, Inc.	12,067,296
226,700	AstraZeneca PLC ADR (United Kingdom)(b)	10,346,588
11,146	Barr Pharmaceuticals, Inc.(a)	375,620
259,020	Eli Lilly & Co.	18,108,088
27,482	Forest Laboratories, Inc.(a)	1,556,306
157,100	GlaxoSmithKline PLC ADR (United Kingdom)	6,513,366
136,900	IVAX Corp.(a)	3,284,231
145,278	Johnson & Johnson	8,091,985
12,124	Medco Health Solutions, Inc.(a)	454,650
84,870	Merck & Co., Inc.	4,031,325
260,100	Novartis AG ADR (Switzerland)	11,574,450
1,414,367	Pfizer, Inc.(d)	48,484,501
129,100	Roche Holding AG ADR (Switzerland)	12,782,178
322,600	Schering-Plough Corp.	5,961,648
409,400	Sepracor, Inc.(a)(b)	21,657,260
137,000	Teva Pharmaceutical Industries Ltd. ADR (Israel)	9,218,730
6,736	Watson Pharmaceuticals, Inc.(a)	181,198

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	13

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

187,188	Wyeth	$6,768,718

		184,752,769

Road & Rail 0.1%
36,616	Burlington Northern, Inc.	1,284,123
10,070	Union Pacific Corp.	598,662

		1,882,785

Semiconductors & Semiconductor Equipment 5.2%
35,458	Analog Devices, Inc.	1,669,363
1,571,313	Intel Corp.	43,368,239
20,207	KLA-Tencor Corp.(a)	997,822
17,890	Linear Technology Corp.	706,118
458,200	Marvell Technology Group Ltd. (Bermuda)(a)	12,233,940
211,000	Maxim Integrated Products, Inc.(b)	11,060,620
23,600	Microchip Technology, Inc.	744,344
477,747	National Semiconductor Corp.(a)(b)	10,505,657
26,458	Novellus Systems, Inc.(a)	831,839
561,534	Texas Instruments, Inc.	13,577,892
19,372	Xilinx, Inc.	645,281

		96,341,115

Software 5.6%
6,971	Adobe Systems, Inc.	324,151
224,100	BMC Software, Inc.(a)	4,145,850
319,300	Electronic Arts, Inc.(a)	17,417,815
7,274	Intuit, Inc.(a)	280,631
1,853,236	Microsoft Corp.(b)	52,928,420
14,886	Novell, Inc.(a)	124,894
620,735	Oracle Corp.(a)	7,405,369
287,261	PeopleSoft, Inc.(a)	5,314,328
17,200	Salesforce.com, Inc.(a)	276,404
159,900	SAP AG ADR (Germany)	6,685,419
16,623	Siebel Systems, Inc.(a)	177,534
215,253	Symantec Corp.(a)	9,423,776
21,741	VERITAS Software Corp.(a)	602,226

		105,106,817

Specialty Retail 1.4%
286,906	Bed Bath & Beyond, Inc.(a)	11,031,536
148,289	Best Buy Co., Inc.	7,524,184
18,136	Gap, Inc.	439,798
97,153	Home Depot, Inc.	3,419,785
8,971	Limited Brands	167,758

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

55,559	Lowe’s Cos., Inc.	$2,919,625

		25,502,686

Textiles & Apparel 0.0%
9,646	NIKE, Inc. (Class B)	730,684

Tobacco 0.6%
232,891	Altria Group, Inc.	11,656,195

Wireless Telecommunication Services 0.6%
536,250	AT&T Wireless Services, Inc.(a)	7,679,100
49,468	Nextel Communications, Inc. (Class A)(a)	1,318,817
93,243	Vodafone Group PLC ADR (United Kingdom)(b)	2,060,670

		11,058,587

	Total long-term investments (cost $1,536,816,459)	1,846,352,614

SHORT-TERM INVESTMENTS 11.8%

Mutual Fund 11.8%
	Dryden Core Investment Fund - Taxable Money Market Series
219,788,729	(cost $219,788,729; Note 3)(c)	219,788,729

	Total Investments 110.5% (cost $1,756,605,188; Note 5)	2,066,141,343
	Liabilities in excess of other assets (10.5%)	(196,346,235)

	Net Assets 100%	$1,869,795,108

(a)	Non-income producing security.
(b)	All or a portion of securities on loan, see Note 4.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Portion of securities segregated as collateral for financial futures contracts.

ADR—American Depository Receipt.

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	15

Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets
Investments, at value including securities on loan of $208,288,791 (cost $1,756,605,188)	$2,066,141,343
Foreign currency, at value (cost $28,840)	28,852
Receivable for investments sold	7,063,526
Dividends and interest receivable	1,322,148
Receivable for Fund shares sold	416,571
Tax reclaim receivable	108,806
Prepaid expenses	51,233
Due from broker-variation margin	5,835

Total assets	2,075,138,314

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	194,874,258
Payable for Fund shares reacquired	5,699,759
Payable for investments purchased	2,559,124
Management fee payable	718,317
Distribution fee payable	614,225
Accrued expenses	572,429
Payable to custodian	288,325
Deferred directors’ fees payable	16,769

Total liabilities	205,343,206

Net Assets	$1,869,795,108

Net assets were comprised of:
Common stock, at par	$1,297,579
Paid-in capital in excess of par	2,006,830,158

2,008,127,737
Undistributed net investment income	25,628
Accumulated net realized loss on investments and foreign currency transactions	(447,904,033)
Net unrealized appreciation on investments and foreign currencies	309,545,776

Net assets June 30, 2004	$1,869,795,108

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,443,012,197 ÷ 99,763,882 shares of common stock issued and outstanding)	$14.46
Maximum sales charge (5.5% of offering price)	0.84

Maximum offering price to public	$15.30

Class B
Net asset value, offering price and redemption price per share ($334,881,834 ÷ 23,588,458 shares of common stock issued and outstanding)	$14.20

Class C
Net asset value, offering price and redemption price per share ($39,708,683 ÷ 2,797,134 shares of common stock issued and outstanding)	$14.20

Class Z
Net asset value, offering price and redemption price per share ($52,192,394 ÷ 3,608,383 shares of common stock issued and outstanding)	$14.46

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	17

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Income
Income
Interest	$125,951
Dividends (net of foreign withholding taxes of $307,936)	13,053,689
Income from securities loaned, net	157,979

Total income	13,337,619

Expenses
Management fee	4,607,115
Distribution fee—Class A	1,797,568
Distribution fee—Class B	1,911,243
Distribution fee—Class C	203,660
Transfer agent’s fees and expenses	1,680,000
Custodian’s fees and expenses	156,000
Reports to shareholders	131,000
Registration fees	36,000
Legal fees and expenses	20,000
Directors’ fees	16,000
Audit fee	11,000
Miscellaneous	37,633

Total expenses	10,607,219
Loan interest expense (Note 2)	6,585

Total expenses	10,613,804

Net investment Income	2,723,815

Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized gain on:
Investment transactions	63,039,865
Financial futures transactions	215,068
Foreign currency transactions	595

63,255,528

Net change in unrealized depreciation on:
Investments	(20,794,756)
Financial futures contracts	(119,741)
Foreign currencies	(573)

(20,915,070)

Net gain on investments and foreign currencies	42,340,458

Net Increase In Net Assets Resulting From Operations	$45,064,273

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended	Year Ended
	June 30, 2004	December 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,723,815	$5,977,543
Net realized gain (loss) on investments and foreign currency transactions	63,255,528	(110,496,497)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(20,915,070)	623,647,748

Net increase in net assets resulting from operations	45,064,273	519,128,794

Dividends from net investment income (Note 1)
Class A	(3,480,056)	(5,575,039)
Class B	—	(92,602)
Class C	—	(11,802)
Class Z	(417,002)	(947,335)

	(3,897,058)	(6,626,778)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	41,660,616	97,434,468
Net asset value of shares issued in reinvestment of dividends	3,720,406	6,352,912
Cost of shares reacquired	(283,838,940)	(382,702,136)

Net decrease in net assets from Fund share transactions	(238,457,918)	(278,914,756)

Total increase (decrease)	(197,290,703)	233,587,260

Net Assets
Beginning of period	2,067,085,811	1,833,498,551

End of period	$1,869,795,108	$2,067,085,811

(a) Includes undistributed net investment income of:	$25,628	$1,198,871

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	19

Notes to Financial Statements (Unaudited)

Strategic Partners Equity Fund, Inc., (the “Fund”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The investment objective of the Fund is long-term growth of capital. The Fund invests primarily in common stocks of major, established corporations.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose value have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at the fair value in accordance with the Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of dividends, interest and foreign withholding

Strategic Partners Equity Fund, Inc.	21

Notes to Financial Statements (Unaudited)

Cont’d

taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at fiscal period exchange rates are reflected as a component of net unrealized appreciation (depreciation) and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

The use of derivative transactions involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions on sales of portfolio securities are calculated on the identified cost basis.

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Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral, at least equal, at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dividends and Distributions: Dividends from net investment income are declared and paid semi-annually. The Fund will distribute at least annually net capital gains in excess of capital loss carryforwards, if any.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Strategic Partners Equity Fund, Inc.	23

Notes to Financial Statements (Unaudited)

Cont’d

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises each subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”), GE Asset Management, Inc., (“GEAM”) and Salomon Brothers Asset Management, Inc. (“Salomon”). These subadvisors are responsible for the day-to-day management of each portion of the Fund they manage with Jennison managing approximately half of the assets and the other two subadvisors each managing approximately 25% of assets. In connection therewith, each subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, GEAM and Salomon, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $500 million, .475 of 1% of the next $500 million of average daily net assets and .45 of 1% of the Fund’s average daily net assets in excess of $1 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2004, PIMS contractually agreed to limit such fees to .25 of 1% of the average net assets of the Class A shares.

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PIMS has advised the Fund that it has received approximately $135,300 and $2,500 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2004. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2004, it received approximately $233,300 and $1,100 in contingent deferred sales charges imposed upon certain redemptions by certain Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. The SCA provided for a commitment of $800 million through April 30, 2004, and allowed the Funds to increase the commitment to $1 billion, if necessary. Effective May 1, 2004 the commitment provided for by the SCA was reduced to $500 million and the SCA was renewed under the same terms and conditions. The expiration date of the renewed SCA will be October 29, 2004. Interest on any borrowings under the SCA will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2004.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended June 30, 2004, the Fund incurred fees of approximately $1,155,300 for the services of PMFS. As of June 30, 2004, approximately $194,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $127,300 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC. (“Wachovia”), an affiliate of PI, was approximately

Strategic Partners Equity Fund, Inc.	25

Notes to Financial Statements (Unaudited)

Cont’d

$116,800 for the six months ended June 30, 2004. As of June 30, 2004, approximately $18,600 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended June 30, 2004 Wachovia earned $1,458 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

PIM is the securities lending agent for the Fund. For the six months ended June 30, 2004, PIM has been compensated by the Fund approximately $52,700 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the Fund earned income of $126,137 and $157,979, respectively, from the Series by investing its excess cash and collateral received from securities lending.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2004 aggregated $461,369,024 and $662,903,006, respectively.

As of June 30, 2004, the Fund had securities on loan with an aggregate market value of $208,288,791. The Fund received $194,874,258 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

During the six months ended June 30, 2004, the Portfolio entered into financial futures contracts. Details of open contracts at June 30, 2004, are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation
	Long Positions:
4	S&P 500 Index	Sep. 04	$1,130,850	$1,140,400	$9,550

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Note 5. Distributions and Tax Information

For federal income tax purposes, the Fund had a capital loss carryforward at December 31, 2003, of approximately $467,402,100 of which $5,750,100 expires in 2009, $324,813,700 expires in 2010 and $136,838,300 expires in 2011. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carry-forwards. The Fund elects to treat post-October currency of approximately $400 as having been incurred in the following fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2004 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$1,797,662,234	$295,232,656	$26,753,547	$268,479,109

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 5%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of 5.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares were sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 1 billion shares of common stock, $.01 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 250 million authorized shares.

Strategic Partners Equity Fund, Inc.	27

Notes to Financial Statements (Unaudited)

Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2004:
Shares sold	1,275,496	$18,279,330
Shares Issued in reinvestment of dividends	241,448	3,307,831
Shares reacquired	(9,683,597)	(138,749,446)

Net increase (decrease) in shares outstanding before conversion	(8,166,653)	(117,162,285)
Shares issued upon conversion from Class B	4,193,167	60,037,510

Net increase (decrease) in shares outstanding	(3,973,486)	$(57,124,775)

Year ended December 31, 2003:
Shares sold	4,376,518	$51,673,023
Shares Issued in reinvestment of dividends	442,368	5,310,662
Shares reacquired	(21,343,989)	(256,385,189)

Net increase (decrease) in shares outstanding before conversion	(16,525,103)	(199,401,504)
Shares issued upon conversion from Class B	12,012,042	145,275,053

Net increase (decrease) in shares outstanding	(4,513,061)	$(54,126,451)

Class B
Six months ended June 30, 2004:
Shares sold	746,313	$10,512,055
Shares reacquired	(2,113,435)	(29,709,318)

Net increase (decrease) in shares outstanding before conversion	(1,367,122)	(19,197,263)
Shares issued upon conversion into Class A	(4,272,064)	(60,037,510)

Net increase (decrease) in shares outstanding	(5,639,186)	$(79,234,773)

Year ended December 31, 2003:
Shares sold	2,020,248	$23,528,506
Shares Issued in reinvestment of dividends	7,921	89,979
Shares reacquired	(6,629,781)	(76,294,595)

Net increase (decrease) in shares outstanding before conversion	(4,601,612)	(52,676,110)
Shares issued upon conversion into Class A	(12,200,556)	(145,275,053)

Net increase (decrease) in shares outstanding	(16,802,168)	$(197,951,163)

Class C
Six months ended June 30, 2004:
Shares sold	163,689	$2,305,873
Shares reacquired	(424,784)	(5,975,296)

Net increase (decrease) in shares outstanding	(261,095)	$(3,669,423)

Year ended December 31, 2003:
Shares sold	489,661	$5,766,549
Shares Issued in reinvestment of dividends	1,012	11,496
Shares reacquired	(1,081,798)	(12,698,310)

Net increase (decrease) in shares outstanding	(591,125)	$(6,920,265)

28	Visit our website at www.strategicpartners.com

Class Z	Shares	Amount
Six months ended June 30, 2004:
Shares sold	737,369	$10,563,358
Shares Issued in reinvestment of dividends	30,115	412,575
Shares reacquired	(7,690,062)	(109,404,880)

Net increase (decrease) in shares outstanding	(6,922,578)	$(98,428,947)

Year ended December 31, 2003:
Shares sold	1,393,630	$16,466,390
Shares Issued in reinvestment of dividends	77,242	940,775
Shares reacquired	(3,095,448)	(37,324,042)

Net increase (decrease) in shares outstanding	(1,624,576)	$(19,916,877)

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Strategic Partners Equity Fund, Inc.	29

Financial Highlights (Unaudited)

	Class A
	Six Months Ended June 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.16

Income from investment operations
Net investment income	.03
Net realized and unrealized gain (loss) on investments and foreign currencies	.31

Total from investment operations	.34

Less Distributions
Dividends from net investment income	(.04)
Distributions from net realized capital gains	—

Total distributions	(.04)

Net asset value, end of period	$14.46

Total Return(a):	2.38%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,443,012
Average net assets (000)	$1,445,956
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	.93	%(d)
Expenses, excluding distribution and service (12b-1) fees	.68	%(d)
Net investment income	.42	%(d)
For Classes A, B, C and Z shares:
Portfolio turnover	24	%(e)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total return for periods of less than a full year is not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

30	Visit our website at www.strategicpartners.com

Class A
Year Ended December 31,
2003(b)	2002(b)	2001	2000	1999

$10.82	$14.06	$16.99	$19.29	$19.76

.06	.05	.05	.20	.26
3.33	(3.28)	(1.99)	.55	2.15

3.39	(3.23)	(1.94)	.75	2.41

(.05)	(.01)	(.02)	(.22)	(.27)
—	—	(.97)	(2.83)	(2.61)

(.05)	(.01)	(.99)	(3.05)	(2.88)

$14.16	$10.82	$14.06	$16.99	$19.29

31.45%	(22.95)%	(12.14)%	4.73%	12.50%

$1,468,776	$1,171,741	$1,697,621	$2,028,525	$2,240,250
$1,274,069	$1,405,215	$1,822,036	$1,983,138	$2,217,410

.98%	.95%	.93%	.87%	.86%
.73%	.70%	.68%	.62%	.61%
.48%	.40%	.34%	1.01%	1.25%

51%	49%	155%	63%	9%

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	31

Financial Highlights (Unaudited)

Cont’d

	Class B
	Six Months Ended June 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.91

Income from investment operations
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	.31

Total from investment operations	.29

Less Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—

Total distributions	—

Net asset value, end of period	$14.20

Total Return(a):	2.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$334,882
Average net assets (000)	$384,324
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.68	%(d)
Expenses, excluding distribution and service (12b-1) fees	.68	%(d)
Net investment income (loss)	(.32	)%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total return for periods of less than a full year is not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Less than ($0.005).
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.strategicpartners.com

Class B
Year Ended December 31,
2003(b)	2002(b)	2001	2000	1999

$10.67	$13.95	$16.97	$19.26	$19.73

(.03)	(.04)	(.07)	.11	.13
3.27	(3.24)	(1.98)	.50	2.12

3.24	(3.28)	(2.05)	.61	2.25

— (c)	—	—	(.07)	(.11)
—	—	(.97)	(2.83)	(2.61)

—	—	(.97)	(2.90)	(2.72)

$13.91	$10.67	$13.95	$16.97	$19.26

30.39%	(23.51)%	(12.80)%	3.93%	11.69%

$406,632	$491,226	$966,066	$1,479,532	$2,351,200
$438,416	$736,091	$1,182,447	$1,785,239	$2,666,269

1.73%	1.70%	1.68%	1.62%	1.61%
.73%	.70%	.68%	.62%	.61%
(.25)%	(.35)%	(.40)%	.26%	.49%

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	33

Financial Highlights (Unaudited)

Cont’d

	Class C
	Six Months Ended June 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.91

Income from investment operations
Net investment income (loss)	(.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	.31

Total from investment operations	.29

Less Distributions
Dividends from net investment income	—
Distributions from net realized capital gains	—

Total distributions	—

Net asset value, end of period	$14.20

Total Return(a):	2.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$39,709
Average net assets (000)	$40,956
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.68	%(d)
Expenses, excluding distribution and service (12b-1) fees	.68	%(d)
Net investment income (loss)	(.33	)%(d)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effects of sales loads. Total return for periods of less than a full year is not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Less than ($0.005).
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.strategicpartners.com

Class C
Year Ended December 31,
2003(b)	2002(b)	2001	2000	1999

$10.67	$13.95	$16.97	$19.26	$19.73

(.03)	(.04)	(.06)	.04	.10
3.27	(3.24)	(1.99)	.57	2.15

3.24	(3.28)	(2.05)	.61	2.25

— (c)	—	—	(.07)	(.11)
—	—	(.97)	(2.83)	(2.61)

—	—	(.97)	(2.90)	(2.72)

$13.91	$10.67	$13.95	$16.97	$19.26

30.41%	(23.51)%	(12.80)%	3.93%	11.69%

$42,548	$38,943	$61,722	$67,237	$82,737
$39,384	$49,304	$64,197	$67,999	$86,078

1.73%	1.70%	1.68%	1.62%	1.61%
.73%	.70%	.68%	.62%	.61%
(.26)%	(.34)%	(.40)%	.26%	.50%

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	35

Financial Highlights (Unaudited)

Cont’d

	Class Z
	Six Months Ended June 30, 2004(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.16

Income from investment operations
Net investment income	.05
Net realized and unrealized gain (loss) on investments and foreign currencies	.30

Total from investment operations	.35

Less Distributions
Dividends from net investment income	(.05)
Distributions from net realized capital gains	—

Total distributions	(.05)

Net asset value, end of period	$14.46

Total Return(a):	2.52%
Ratios/Supplemental Data:
Net assets, end of period (000)	$52,192
Average net assets (000)	$104,288
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.68	%(c)
Expenses, excluding distribution and service (12b-1) fees	.68	%(c)
Net investment income	.69	%(c)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full year is not annualized.
(b)	Calculated based upon weighted average shares outstanding during the period.
(c)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.strategicpartners.com

Class Z
Year Ended December 31,
2003(b)	2002(b)	2001	2000	1999

$10.83	$14.06	$16.99	$19.30	$19.76

.09	.08	.09	.25	.31
3.32	(3.27)	(2.00)	.54	2.16

3.41	(3.19)	(1.91)	.79	2.47

(.08)	(.04)	(.05)	(.27)	(.32)
—	—	(.97)	(2.83)	(2.61)

(.08)	(.04)	(1.02)	(3.10)	(2.93)

$14.16	$10.83	$14.06	$16.99	$19.30

31.64%	(22.67)%	(11.93)%	4.95%	12.81%

$149,130	$131,589	$202,779	$255,250	$304,906
$136,562	$165,724	$225,442	$269,633	$302,528

.73%	.70%	.68%	.62%	.61%
.73%	.70%	.68%	.62%	.61%
.74%	.65%	.60%	1.26%	1.50%

See Notes to Financial Statements.

Strategic Partners Equity Fund, Inc.	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen D. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer and Secretary • Lori E. Bostrom, Assistant Secretary • Maryanne Ryan, Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

	GE Asset Management, Inc.	3003 Summer Street Stamford, CT 06904

	Salomon Brothers Asset Management, Inc.	388 Greenwich Street New York, NY 10013

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Strategic Partners Equity Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	86276T102	86276T201	86276T300	86276T409

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Equity Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PBQAX	PBQFX	PRECX	PEQZX
CUSIP	86276T102	86276T201	86276T300	86276T409

MFSP1O1E2    IFS-A095194    Ed. 08/2004

Item 2 – Code of Ethics –– Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Equity Fund, Inc.

By (Signature and Title)*	/s/Lori E. Bostrom
Lori E. Bostrom
Assistant Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.